Share capital (Schedule of Stock Options Outstanding and Exercisable) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding | shares	8,021	8,021	3,160	2,316
Weighted average exercise price	$ 2.33		$ 2.29
Exercisable | shares	3,661	3,661
Weighted average exercise price	$ 3.57	$ 3.57
CAD 2.00 to 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 3 months 8 days	2 years 3 months 8 days
Outstanding | shares	3,292	3,292
Weighted average exercise price		$ 2.39
Exercisable | shares	1,012	1,012
Weighted average exercise price	$ 2.39	$ 2.39
CAD 2.00 to 3.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		2.00
CAD 2.00 to 3.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 3.00
CAD 3.01 to 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 years 7 months 17 days	3 years 7 months 17 days
Outstanding | shares	3,325	3,325
Weighted average exercise price		$ 3.62
Exercisable | shares	1,702	1,702
Weighted average exercise price	$ 3.70	$ 3.70
CAD 3.01 to 4.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		3.01
CAD 3.01 to 4.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 4.00
CAD 4.01 to 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 4 days	1 year 4 days
Outstanding | shares	1,364	1,364
Weighted average exercise price		$ 4.58
Exercisable | shares	920	920
Weighted average exercise price	$ 4.58	$ 4.58
CAD 4.01 to 5.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		4.01
CAD 4.01 to 5.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 5.00
CAD 5.01 to 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 26 days	1 year 26 days
Outstanding | shares	40	40
Weighted average exercise price		$ 5.55
Exercisable | shares	27	27
Weighted average exercise price	$ 5.55	$ 5.55
CAD 5.01 to 6.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		5.01
CAD 5.01 to 6.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 6.00